Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets and financial liabilities
Schedule of financial assets

Financial assets
(in thousands)	at amortized cost
Financial assets	US $
2018
Prepaid expenses and other receivables	231
Cash and cash equivalents	12,279
12,510
2017
Prepaid expenses and other receivables	318
Cash and cash equivalents	22,651
22,969

Schedule of financial liabilities

Financial liabilities
(in thousands)	at amortized cost
Financial liabilities	US $
2018
Trade payable and accrued liabilities	7,207
Derivative liabilities	5,789
12,996

2017
Trade and other payables	10,890
Payable on completion of clinical trial	500
Derivative liabilities	12,626
24,016